Simple Agreement for Future Equity (“SAFE”) (Tables)	12 Months Ended
Jun. 30, 2023
Simple Agreement for Future Equity Safe [Abstract]
Schedule of Financial Instruments	The following table presents the changes in Level 3 financial instruments as of June 30 of each year:
	2023	2022	2021	2020
At the beginning	$2,860,000	$-	$-	$-
Additions	-	2,000,000	-	-
Results on the change of Fair Value of the SAFE (i)	313,346	860,000	-	-
SAFE Capitalization	(3,173,346)	-	-	-
At the end	$-	$2,860,000	$-	$-
(i)	The result due to the change in the fair value of the SAFE was included in “Other financial Results”.